Stockholder's Equity - Narrative (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Jan. 22, 2015 USD ($) shares	Nov. 26, 2014 USD ($) shares	Jul. 23, 2014 USD ($) vote / shares $ / shares shares	Jan. 29, 2014 vote / shares $ / shares shares	Jan. 15, 2014 vote / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)	Dec. 22, 2014 $ / shares	Oct. 27, 2014 $ / shares
Class of Stock [Line Items]
Common stock authorized (number of shares)					1,000
Preferred stock authorized (number of shares)				50,000,000		50,000,000	50,000,000
Preferred stock par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01
Common stock outstanding (shares)						112,584,638
Common stock issued (in $ per share) | $ / shares						$ 30.88
Ownership percentage by parent						37.50%
Payments for repurchase of common stock | $						$ 159,200
Proceeds from issuance of Class A common stock | $						$ 770,421	$ 0	$ 0
Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Value assigned to equity consideration | $			$ 292,000
Class C common stock converted to Class A common stock
Class of Stock [Line Items]
Common stock conversion ratio (shares)			85.8661
SunEdison
Class of Stock [Line Items]
Ownership percentage by other entities						57.30%
Riverstone
Class of Stock [Line Items]
Ownership percentage by other entities						5.20%
Class A Common Stock
Class of Stock [Line Items]
Common stock authorized (number of shares)				500,000		850,000,000	0
Restricted stock issued to certain individuals (number of shares)				10,942
Common stock par value ($ per share) | $ / shares				$ 0.01		$ 0.01	$ 0
Voting rights (in votes per share) | vote / shares				1
Common stock outstanding (shares)						42,218,000	0
Proceeds from initial public offering | $			$ 501,600
Proceeds from private placement | $		$ 337,800
Dividends payable (annualized basis) per share | $ / shares									$ 1.08	$ 0.9028
Dividends payable per share | $ / shares									$ 0.27	$ 0.1717
Class A Common Stock | Subsequent Event
Class of Stock [Line Items]
New issuances of common stock (in shares)	13,800,000
Proceeds from issuance of Class A common stock | $	$ 390,600
Class A Common Stock | Altai and Everstream
Class of Stock [Line Items]
Proceeds from private placement | $			$ 65,000
Class A Common Stock | IPO
Class of Stock [Line Items]
New issuances of common stock (in shares)			20,065,000
Common stock issued (in $ per share) | $ / shares			$ 25
Proceeds from sale of stock | $			$ 463,900
Class A Common Stock | Over-Allotment Option
Class of Stock [Line Items]
New issuances of common stock (in shares)			3,009,750
Proceeds from initial public offering | $			$ 75,200
Proceeds from sale of stock | $			$ 69,600
Class A Common Stock | Over-Allotment Option | Subsequent Event
Class of Stock [Line Items]
New issuances of common stock (in shares)	1,800,000
Class A Common Stock | Private Placement
Class of Stock [Line Items]
New issuances of common stock (in shares)		11,666,667
Class A Common Stock | Private Placement | Altai and Everstream
Class of Stock [Line Items]
New issuances of common stock (in shares)			2,600,000
Class A Common Stock | SunEdison
Class of Stock [Line Items]
New issuances of common stock (in shares)				250,000
Common stock conversion ratio (shares)			127.1624
Common stock outstanding (shares)						250,000
Common Class B
Class of Stock [Line Items]
Common stock authorized (number of shares)				500,000		140,000,000	0
Common stock par value ($ per share) | $ / shares				$ 0.01		$ 0.01	$ 0
Voting rights (in votes per share) | vote / shares				10
Common stock outstanding (shares)						64,526,000	0
Common Class B | Subsequent Event
Class of Stock [Line Items]
Payments for repurchase of common stock | $	$ 50,900
Common Class B | Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Common stock issued in acquisition (in shares)			5,840,000
Common Class B | SunEdison
Class of Stock [Line Items]
New issuances of common stock (in shares)				250,000
Common stock conversion ratio (shares)			262.8376
Common stock outstanding (shares)						250,000
Class B1 Common Stock
Class of Stock [Line Items]
Common stock authorized (number of shares)				100,000
Common stock par value ($ per share) | $ / shares				$ 0.01
Voting rights (in votes per share) | vote / shares					1
Class B1 Common Stock | Executive officers, management and employees
Class of Stock [Line Items]
New issuances of common stock (in shares)				41,765
Common stock outstanding (shares)						41,765
Common Class B1
Class of Stock [Line Items]
Common stock authorized (number of shares)			260,000,000			260,000,000	0
Common stock par value ($ per share) | $ / shares			$ 0.01			$ 0.01	$ 0
Voting rights (in votes per share) | vote / shares			1
Common stock outstanding (shares)						5,840,000	0
Common Class B1 | Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Common stock issued in acquisition (in shares)			5,840,000
Incentive Distribution Rights
Class of Stock [Line Items]
Quarterly Distribution Rights, Minimum Quarterly Distribution (per share) | $ / shares						$ 0.2257
Restricted Stock | Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (shares)						10,942